INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Software	311,196,348	197,712,150	1,260,919
Trademarks	4,770,500	4,770,500	30,424
Customer-related intangible assets	3,954,545	-	-
Subtotal	319,921,393	202,482,650	1,291,343
Less: accumulated amortization	(280,671,315)	(172,851,635)	(1,102,370)
Intangible assets, net	39,250,078	29,631,015	188,973